Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of exchange rate of the U.S. dollar in relation to the NIS
Exchange rate
As of	of U.S. $ 1
NIS

December 31, 2019	3.456
December 31, 2018	3.748

Schedule of depreciation of property and equipment
% per-year

Computers	33